NBB
Nuveen Taxable Municipal Income Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 132.4% (100.0% of Total Investments)
	MUNICIPAL BONDS – 132.4% (100.0% of Total Investments)
	Arizona – 1.2% (0.9% of Total Investments)
$2,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2018A, 6.000%, 7/01/33, 144A	7/19 at 102.50	BB	$2,012,480
5,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34 (4)	7/20 at 100.00	Aa2	5,205,900
7,000	Total Arizona			7,218,380
	California – 28.9% (21.8% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Special Tax Bonds, Community Facilities District 2004-1 Seismic Safety Improvements 690 & 942 Market Street Project, Taxable Refunding:
1,950	5.100%, 9/01/28	No Opt. Call	N/R	2,021,506
6,125	5.500%, 9/01/38	9/28 at 100.00	N/R	6,334,965
2,520	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Taxable Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured	No Opt. Call	BBB+	1,581,098
75	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 6.793%, 4/01/30	No Opt. Call	AA-	92,750
600	California Infrastructure and Economic Development Bank, Revenue Bonds, University of California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B, 6.486%, 5/15/49	No Opt. Call	AA	854,100
150	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Taxable Series 2016B, 3.750%, 6/01/20, 144A	No Opt. Call	N/R	150,533
4,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build America Taxable Bond Series 2009G-2, 8.361%, 10/01/34	No Opt. Call	A+	7,014,750
2,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build America Taxable Bond Series 2010A-2, 8.000%, 3/01/35	3/20 at 100.00	A+	2,121,709
7,010	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series 2010B, 6.484%, 11/01/41 (4)	No Opt. Call	Aa2	9,946,559
7,115	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 7.950%, 3/01/36 (4)	3/20 at 100.00	AA-	7,383,307
4,110	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series 2010, 7.600%, 11/01/40 (4)	No Opt. Call	AA-	6,677,805
2,720	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014B, 6.000%, 12/01/24	No Opt. Call	BB	2,942,197
	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010:
8,500	6.600%, 8/01/42 (4)	No Opt. Call	Aa1	12,717,445
10,000	6.600%, 8/01/42 (UB) (4)	No Opt. Call	AA+	14,961,700

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XTG002, 21.921%, 8/01/49, 144A (IF) (4)	No Opt. Call	AA+	$7,853,740
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Projects I, Build America Taxable Bond Series 2010B:
2,050	7.488%, 8/01/33	No Opt. Call	AA	2,815,183
11,380	7.618%, 8/01/40 (4)	No Opt. Call	AA	17,795,816
9,390	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39 (4)	No Opt. Call	AA-	12,619,878
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010A:
80	5.716%, 7/01/39	No Opt. Call	AA	106,954
725	6.166%, 7/01/40	7/20 at 100.00	AA	752,014
1,685	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010D, 6.574%, 7/01/45	No Opt. Call	AA	2,564,503
4,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 20.865%, 7/01/50, 144A (IF) (4)	No Opt. Call	AA+	15,543,480
1,110	Oakland Redevelopment Agency, California, Housing Set Aside Revenue Bonds, Federally Taxable Subordinated Series 2011A-T, 7.500%, 9/01/19 (ETM)	No Opt. Call	AA- (5)	1,119,613
4,250	Sacramento Public Financing Authority, California, Lease Revenue Bonds, Golden 1 Center, Series 2015, 5.637%, 4/01/50	No Opt. Call	A+	5,193,925
2,200	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Build America Taxable Bonds Series 2010A, 5.911%, 4/01/48 (4)	No Opt. Call	AAA	3,140,192
1,500	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Taxable Build America Bond Series 2010G, 6.950%, 11/01/50	No Opt. Call	AA-	2,312,400
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, San Francisco Redevelopment Projects, Taxable Series 2009E, 8.406%, 8/01/39	No Opt. Call	AA	1,559,480
	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond 2016-XFT901:
2,000	20.276%, 11/01/41, 144A (IF) (4)	No Opt. Call	AA+	6,139,040
4,000	20.276%, 11/01/41, 144A (IF) (4)	No Opt. Call	AA+	12,278,080
315	Stanton Redevelopment Agency, California, Tax Allocation Bonds, Stanton Consolidated Redevelopment Project Series 2011A, 7.000%, 12/01/19 (ETM)	No Opt. Call	A (5)	321,032
2,000	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Build America Bond Series 2010H, 6.548%, 5/15/48 (4)	No Opt. Call	AA-	2,874,300
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond Series 2010F, 5.946%, 5/15/45	No Opt. Call	AA-	3,358,929
109,645	Total California			173,148,983
	Colorado – 1.9% (1.5% of Total Investments)
4,325	Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable Build America Series 2010A, 6.078%, 12/01/40 (4)	No Opt. Call	AA	5,915,475

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds, Series 2009C, 5.664%, 12/01/33	No Opt. Call	AA+	$3,979,439
1,230	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Build America Series 2010B, 5.844%, 11/01/50	No Opt. Call	AA+	1,759,011
8,655	Total Colorado			11,653,925
	Connecticut – 2.1% (1.6% of Total Investments)
3,860	Connecticut State, General Obligation Bonds, Build America Taxable Series 2010D, 5.090%, 10/01/30	No Opt. Call	A1	4,453,359
7,655	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Federally Taxable - Issuer Subsidy - Recovery Zone Economic Development Bond Series, 12.500%, 4/01/39	4/20 at 100.00	N/R	8,221,087
11,515	Total Connecticut			12,674,446
	Florida – 0.8% (0.6% of Total Investments)
5,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable Bonds, Series 2010G, 5.750%, 6/01/35 (4)	7/19 at 100.00	AAA	5,012,150
	Georgia – 6.1% (4.6% of Total Investments)
3,540	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Cobb County Coliseum Project, Taxable Series 2015, 4.500%, 1/01/47 (4)	1/26 at 100.00	AAA	3,735,939
1,111	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57	No Opt. Call	A	1,453,777
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A:
5,984	7.055%, 4/01/57 – AGM Insured	No Opt. Call	AA	8,399,920
17,900	7.055%, 4/01/57	No Opt. Call	BBB+	22,687,176
28,535	Total Georgia			36,276,812
	Illinois – 13.4% (10.1% of Total Investments)
4,030	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2010C, 6.319%, 11/01/29 – BAM Insured	No Opt. Call	AA	4,858,125
8,080	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40	No Opt. Call	AA	10,553,692
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien, Build America Taxable Bond Series 2010B:
12,430	6.845%, 1/01/38	1/20 at 100.00	A	12,697,121
355	6.395%, 1/01/40	No Opt. Call	A	502,854
1,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series 2010B, 6.900%, 1/01/40	No Opt. Call	AA-	1,350,710
2,105	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA-	2,927,550
2,000	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5, 7.350%, 7/01/35	No Opt. Call	BBB	2,360,120
5,000	Illinois State, General Obligation Bonds, Taxable April Series 2019A, 6.000%, 4/01/44	4/29 at 100.00	BBB	5,247,950

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35	No Opt. Call	BBB	$16,191,420
11,912	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009A, 6.184%, 1/01/34 (4)	No Opt. Call	AA-	16,062,379
2,420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009B, 5.851%, 12/01/34	No Opt. Call	AA-	3,208,484
2,000	Lake County, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 11/30/28	11/19 at 100.00	AAA	2,023,780
400	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39	No Opt. Call	A2	523,108
1,285	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Taxable Bond Series 2010A, 7.820%, 1/01/40	No Opt. Call	A2	1,897,997
67,017	Total Illinois			80,405,290
	Indiana – 2.2% (1.7% of Total Investments)
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B, 5.636%, 6/01/35 (4)	6/20 at 100.00	AAA	5,152,750
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Bonds, Series 2010A-2, 6.004%, 1/15/40	No Opt. Call	AA+	6,726,750
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40 (4)	No Opt. Call	AA+	1,312,390
11,000	Total Indiana			13,191,890
	Kentucky – 2.3% (1.8% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Tender Option Bond Trust 2016-XFT902, 20.129%, 9/01/37 – AGM Insured, 144A (IF) (4)	9/20 at 100.00	AA	6,065,250
5,450	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43 (4)	No Opt. Call	AA	7,821,785
10,450	Total Kentucky			13,887,035
	Louisiana – 3.5% (2.6% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds, Series 2010B, 6.087%, 2/01/45 (UB) (4)	2/20 at 100.00	AA	20,788,136
	Massachusetts – 1.7% (1.3% of Total Investments)
4,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option Bond Trust 2016-XFT907, 16.193%, 6/01/40, 144A (IF) (4)	No Opt. Call	AA+	10,368,960
	Michigan – 1.3% (0.9% of Total Investments)
7,450	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Turbo Series 2006A, 7.309%, 6/01/34	No Opt. Call	B-	7,469,147
	Mississippi – 0.4% (0.3% of Total Investments)
2,085	Mississippi State, General Obligation Bonds, Build America Taxable Bond Series 2010F, 5.245%, 11/01/34	No Opt. Call	AA	2,546,181

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 0.3% (0.3% of Total Investments)
$1,590	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable Bonds, Series 2009A, 5.960%, 11/01/39	No Opt. Call	AA+	$2,046,298
	Nevada – 1.1% (0.8% of Total Investments)
3,300	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond Series 2010C, 6.820%, 7/01/45 (4)	No Opt. Call	Aa2	5,185,092
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Taxable Build America Bond Series 2009B, 7.800%, 9/01/39	9/19 at 100.00	AA-	1,327,164
4,615	Total Nevada			6,512,256
	New Jersey – 3.7% (2.8% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Build America Bond Series 2010CC-1, 6.425%, 12/15/35	6/20 at 100.00	A-	1,029,970
3,000	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F, 7.414%, 1/01/40	No Opt. Call	A+	4,646,430
8,805	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41	No Opt. Call	A+	13,268,607
2,000	Rutgers State University, New Jersey, Revenue Bonds, Build America Taxable Bond Series 2010H, 5.665%, 5/01/40 (4)	No Opt. Call	Aa3	2,597,260
530	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38	No Opt. Call	BBB+	692,148
15,335	Total New Jersey			22,234,415
	New York – 18.0% (13.6% of Total Investments)
	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B:
5,000	5.096%, 8/01/34	No Opt. Call	BBB	5,712,850
1,415	4.946%, 8/01/48 – AGM Insured	8/28 at 100.00	AA	1,531,455
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build America Taxable Bonds, Series 2010, 5.600%, 3/15/40 (UB)	No Opt. Call	AA+	32,041,750
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond trust 2016-XFT903, 15.726%, 3/15/40, 144A (IF) (4)	No Opt. Call	AA+	4,816,740
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable Bond Series 2010B, 5.850%, 5/01/41	No Opt. Call	A-	6,602,919
1,410	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39 (4)	No Opt. Call	AA	2,161,474
1,270	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010A, 6.668%, 11/15/39	No Opt. Call	AA-	1,775,866
	New York City Industrial Development Agency, New York, Installment Purchase and Lease Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
970	6.027%, 1/01/46 – AMBAC Insured	No Opt. Call	BBB	1,074,450
2,000	6.027%, 1/01/46 – AGM Insured	No Opt. Call	A2	2,503,540

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA:
$1,000	5.790%, 6/15/41 (4)	6/20 at 100.00	AA+	$1,031,860
1,500	5.440%, 6/15/43 (4)	No Opt. Call	AA+	2,001,030
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010, 5.952%, 6/15/42 (UB) (4)	No Opt. Call	AA+	2,848,183
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42	No Opt. Call	AA+	3,649,893
3,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bonds Trust 2016-XFT908, 16.955%, 6/15/44, 144A (IF)	No Opt. Call	AA+	11,047,579
10,905	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2011 Taxable Build America Bond Series 2010S-1B, 6.828%, 7/15/40 (4)	No Opt. Call	AA	14,944,975
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)	No Opt. Call	AAA	12,689,100
1,500	New York City, New York, General Obligation Bonds, Federally Taxable Build America Bonds, Series 2010-F1, 6.646%, 12/01/31 (4)	12/20 at 100.00	Aa1	1,590,825
77,285	Total New York			108,024,489
	Ohio – 8.6% (6.5% of Total Investments)
6,350	American Municipal Power Inc, Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B, 7.834%, 2/15/41	No Opt. Call	A	10,076,371
1,500	American Municipal Power Inc, Ohio, Meldahl Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B, 7.499%, 2/15/50	No Opt. Call	A	2,351,655
6,690	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Build America Bond Series 2009C, 6.053%, 2/15/43	No Opt. Call	A1	9,188,247
25	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable Series 2013B, 4.532%, 1/01/35	No Opt. Call	AA	29,402
17,850	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America Taxable Bonds, Series 2010, 6.038%, 11/15/40 (4)	11/20 at 100.00	AA+	18,745,713
10,575	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds, Cooperative Township Public Parking, Kenwood Collection Redevelopment, Senior Lien Series 2016A, 6.600%, 1/01/39	1/26 at 100.00	N/R	10,591,497
635	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Taxable Series 2016A-2, 8.500%, 1/15/22, 144A	No Opt. Call	N/R	629,710
43,625	Total Ohio			51,612,595
	Oklahoma – 3.4% (2.6% of Total Investments)
18,200	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28	No Opt. Call	Baa3	20,615,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 2.3% (1.7% of Total Investments)
$4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-TXG001, 18.657%, 5/01/35, 144A (IF) (4)	5/20 at 100.00	AA	$4,624,640
1,500	Port of Portland, Oregon, Portland International Airport Customer Facility Charge Revenue Bonds, Taxable Series 2019, 4.067%, 7/01/39	7/29 at 100.00	A-	1,585,710
7,230	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds, Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A, 8.250%, 11/01/19	No Opt. Call	A3	7,298,692
12,730	Total Oregon			13,509,042
	Pennsylvania – 1.7% (1.3% of Total Investments)
1,915	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%, 6/01/39	No Opt. Call	A1	2,476,727
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B, 5.850%, 7/15/30 (Pre-refunded 7/15/20)	7/20 at 100.00	Aa3 (5)	2,071,240
1,640	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A+	2,229,777
2,715	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2010B, 5.511%, 12/01/45	No Opt. Call	A+	3,583,393
8,270	Total Pennsylvania			10,361,137
	South Carolina – 3.4% (2.6% of Total Investments)
210	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT909, 20.009%, 1/01/50, 144A (IF)	No Opt. Call	A	727,589
	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Series 2010C:
2,000	6.454%, 1/01/50 – AGM Insured	No Opt. Call	AA	2,985,880
8,980	6.454%, 1/01/50 (UB)	No Opt. Call	A	13,406,601
2,585	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2013C, 5.784%, 12/01/41 – AGM Insured	No Opt. Call	AA	3,360,603
13,775	Total South Carolina			20,480,673
	Tennessee – 3.2% (2.4% of Total Investments)
1,500	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018B, 5.308%, 4/01/48	No Opt. Call	A	1,842,090
5,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43	No Opt. Call	A+	7,101,900
7,350	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43 (4)	No Opt. Call	AA	10,437,588
13,850	Total Tennessee			19,381,578
	Texas – 8.6% (6.5% of Total Investments)
2,520	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Build America Taxable Bonds, Series 2009B, 5.999%, 12/01/44	No Opt. Call	AA+	3,559,979

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$13,500	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%, 1/01/42	No Opt. Call	A	$18,717,615
1,000	Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas, Special Tax Revenue Bonds, Taxable Series 2017B, 4.238%, 3/01/47	9/24 at 100.00	AA+	1,036,830
10,285	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B, 6.718%, 1/01/49	No Opt. Call	A+	15,977,747
5,720	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30	2/20 at 100.00	Baa1	5,932,727
1,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien, Build America Taxable Bond Series 2010A, 5.808%, 2/01/41	No Opt. Call	AA+	1,375,890
10	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012, 4.427%, 2/01/42	No Opt. Call	Aa1	11,537
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B, 6.038%, 8/01/40 (4)	8/20 at 100.00	AAA	5,193,600
39,035	Total Texas			51,805,925
	Utah – 0.7% (0.5% of Total Investments)
4,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America Bonds, Series 2010A, 5.700%, 10/01/40 (4)	4/20 at 100.00	AA+	4,100,640
	Virginia – 6.0% (4.5% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien, Build America Bond Series 2009D:
1,000	7.462%, 10/01/46 – AGM Insured	No Opt. Call	AA	1,639,260
10,260	7.462%, 10/01/46	No Opt. Call	BBB+	16,286,314
11,260	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46	6/25 at 100.00	B-	10,647,456
6,135	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018B, 12.000%, 4/01/48, 144A	4/28 at 117.16	N/R	7,454,761
28,655	Total Virginia			36,027,791
	Washington – 4.8% (3.6% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT905, 15.671%, 2/01/40, 144A (IF) (4)	No Opt. Call	AA	9,900,640
14,025	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Build America Taxable Bond Series 2010B, 6.790%, 7/01/40	No Opt. Call	Aa3	18,871,900
18,025	Total Washington			28,772,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 0.8% (0.6% of Total Investments)
$4,795	Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement Asset-Backed Bonds, Taxable Turbo Series 2007A, 7.467%, 6/01/47	6/25 at 100.00	B+	$4,842,231
$596,487	Total Long-Term Investments (cost $634,274,313)			794,968,085
	Floating Rate Obligations – (8.8)%			(53,090,000)
	Reverse Repurchase Agreements – (25.9)% (6)			(155,175,000)
	Other Assets Less Liabilities – 2.3% (7)			13,568,223
	Net Assets Applicable to Common Shares – 100%			$600,271,308
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	Short	(902)	9/19	$(151,598,104)	$(160,161,375)	$(8,563,271)	$169,125

Interest Rate Swaps - OTC Cleared
	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
	$79,000,000	Receive	3-Month LIBOR	2.979%	Semi-Annually	10/04/19	10/04/29	$(7,385,895)	$1,412	$(7,387,307)	$109,720
	15,000,000	Receive	3-Month LIBOR	2.723%	Semi-Annually	4/22/20	4/22/35	(1,164,973)	633	(1,165,606)	36,107
Total	$94,000,000							$(8,550,868)	$2,045	$(8,552,913)	$145,827
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments June 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$794,968,085	$ —	$794,968,085
Investments in Derivatives:
Futures Contracts*	(8,563,271)	—	—	(8,563,271)
Interest Rate Swaps*	—	(8,552,913)	—	(8,552,913)
Total	$(8,563,271)	$786,415,172	$ —	$777,841,901

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $196,062,258 have been pledged as collateral for reverse repurchase agreements.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Reverse Repurchase Agreements as a percentage of Total Investments is 19.5%.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.